Note 3 - Debt and Equity Securities - Debt and Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale, amortized cost	$ 570,842	$ 420,207
Securities, Available-for-sale, Gross Unrealized Gains	10,875	2,908
Securities, Available-for-sale, Gross Unrealized Losses	1,174	1,970
Debt Securities, Available-for-sale, Total	580,543	421,145
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale, amortized cost	125,712	59,735
Securities, Available-for-sale, Gross Unrealized Gains	328	48
Securities, Available-for-sale, Gross Unrealized Losses	135	204
Debt Securities, Available-for-sale, Total	125,905	59,579
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, amortized cost	258,774	265,648
Securities, Available-for-sale, Gross Unrealized Gains	5,636	2,300
Securities, Available-for-sale, Gross Unrealized Losses	620	635
Debt Securities, Available-for-sale, Total	263,790	267,313
Asset-backed Securities [Member]
Available-for-sale, amortized cost	36,394	27,531
Securities, Available-for-sale, Gross Unrealized Gains	582	1
Securities, Available-for-sale, Gross Unrealized Losses	19	303
Debt Securities, Available-for-sale, Total	36,957	27,229
Corporate Debt Securities [Member]
Available-for-sale, amortized cost	2,500	0
Securities, Available-for-sale, Gross Unrealized Gains	100	0
Securities, Available-for-sale, Gross Unrealized Losses	0	0
Debt Securities, Available-for-sale, Total	2,600	0
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale, amortized cost	147,462	67,293
Securities, Available-for-sale, Gross Unrealized Gains	4,229	559
Securities, Available-for-sale, Gross Unrealized Losses	400	828
Debt Securities, Available-for-sale, Total	$ 151,291	$ 67,024